Related party transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
21.	Related party transactions:

Pursuant to the amended and restated JVA, Westport engages in transactions with CWI.

As at December 31, 2013, net amounts due from CWI total $3,621 (2012 - $2,127). Amounts receivable relate to costs incurred by Westport on behalf of CWI. The amounts are generally reimbursed by CWI to Westport in the month following the month in which the payable is incurred.  Cost reimbursements from CWI consisted of the following:

			Nine months ended
	Years ended December 31,		December 31,
	2013	2012	2011

Research and development	$178	$160	$148
General and administrative	1,351	2,621	338
Sales and marketing	4,725	3,683	2,598

	$6,254	$6,464	$3,084

During the year ended December 31, 2013, interest of $nil (year ended December 31, 2012 - $114; nine months ended December 31, 2011 - $116) was paid to CWI.

All material transactions between the Company and CWI have been eliminated on application of equity accounting.